Allowance For Loan Losses (Schedule of Non-Commercial Loans By Payment Performance) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 2,606,197	$ 2,146,369
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,207,150	1,031,435
Home equity - junior liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	143,390	143,110
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	46,402	36,564
DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	3,905	4,551
Non-commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,400,847	1,215,660
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,397,696	1,212,215
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,204,331	1,029,142
Performing [Member] | Home equity - junior liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	143,112	141,961
Performing [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	46,353	36,564
Performing [Member] | DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	3,900	4,548
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	3,151	3,445
Non-Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	2,819	2,293
Non-Performing [Member] | Home equity - junior liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	278	1,149
Non-Performing [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	49	0
Non-Performing [Member] | DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 5	$ 3